Financial instruments (Details 10) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Long-term bank borrowings	$ (1,031,507,000)	$ (1,059,706,000)
Short-term bank borrowings	(177,062,000)	(160,243,000)
Total bank borrowings	1,486,420,000	1,550,290,000
Bank borrowings [Member]
Financial instruments [Line Items]
Long-term bank borrowings	0	0
Short-term bank borrowings	163,568,000	101,270
Short-term borrowings and current portion of long-term borrowings	163,568,000	101,270
Total bank borrowings	$ 163,568,000	$ 101,270